INTANGIBLE ASSETS AND GOODWILL (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 23,749,208	R$ 22,107,146
Additions/(reductions)	6,936,555	5,788,489
Impairment	(24,242)	(35,976)
Amortization	(4,921,862)	(4,110,451)
Ending balance	25,739,659	23,749,208
Goodwill [member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,730,642	6,596,649
Additions/(reductions)	(125,639)	133,993
Ending balance	6,605,003	6,730,642
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,535,378	5,811,168
Additions/(reductions)	1,999,869	1,556,377
Impairment	(22,470)	(498)
Amortization	(1,853,479)	(1,831,669)
Ending balance	5,659,298	5,535,378
Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	10,287,830	8,463,216
Additions/(reductions)	4,946,676	3,649,518
Impairment	(1,772)	(35,478)
Amortization	(2,791,502)	(1,789,426)
Ending balance	12,441,232	10,287,830
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	976,220	1,115,481
Additions/(reductions)	63,025	114,230
Amortization	(180,253)	(253,491)
Ending balance	858,992	976,220
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	219,138	120,632
Additions/(reductions)	52,624	334,371
Amortization	(96,628)	(235,865)
Ending balance	R$ 175,134	R$ 219,138